Organization and Principal Activities (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	$ (26,323,261)	$ (21,342,292)	$ 19,816,980
Net cash (used in) provided by investing activities	15,832,444	(3,318,921)	40,557,824
Net cash provided by (used in) financing activities	(19,056,395)	9,702,412	(5,592,080)
Effect of exchange rate changes	2,088,644	(4,623,808)	(1,587,189)
VIEs [Member]
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	(27,357,141)	(8,473,669)	(835,965)
Net cash (used in) provided by investing activities	16,669,443	(4,211,878)	38,523,306
Net cash provided by (used in) financing activities	(19,083,181)	9,559,794	(6,061,473)
Effect of exchange rate changes	$ (3,604,142)	$ (3,111,278)	$ (1,452,505)